Filed pursuant to Rule 497(e)

Registration Nos. 333-167073; 811-22417

Destra Investment Trust
Destra Flaherty & Crumrine Preferred and Income Fund
Destra Granahan Small Cap Advantage Fund

(each, a “Fund” and collectively, the “Funds”)

May 17, 2021

Supplement To

Each Fund’s Statement of Additional Information (“SAI”)
Dated February 1, 2021, as Previously Supplemented

Notwithstanding anything to the contrary in each Fund’s SAI:

1. Effective immediately, Jane Hong Shissler no longer serves as Chief Compliance Officer and Secretary to the Funds and therefore, all references to Ms. Shissler in each SAI should be disregarded in their entirety.

2. Further, the “Officers of the Trust” portion of the table in the section entitled “Management” of the SAI for each Fund is deleted in its entirety and replaced with the following:

Name and Birth Year	Position(s) Held with the Fund	Principal Occupation(s) During the past 5 years
Robert Watson Birth year: 1965	President since November 2018	Senior Managing Director and Investment Product Strategist, Destra Capital Investments LLC (2011 to present).

Derek Mullins Birth year: 1973	Chief Financial Officer and Treasurer since November 2018	Managing Partner and Co-Founder, PINE Advisor Solutions (2018 to present); Director of Operations, ArrowMark Partners LLC (2009 to 2018); Chief Financial Officer (Principal Financial Officer) and Treasurer, Meridian Fund, Inc. (2013 to 2018).

Jake Schultz Birth year: 1996	Secretary since May 2021	Director, Product Management (2020 to present); Product Analyst (2018- 2020), Destra Capital Management LLC, Destra Capital Investments LLC and Destra Capital Advisors LLC (2018 to present).

Marcie McVeigh Birth year: 1979	Assistant Treasurer since August 2020	Associate Director of CFO Services, PINE Advisor Solutions (2020 to present); Assistant Vice President and Performance Measurement Manager, Brown Brothers Harriman (2019 to 2020); Senior Financial Reporting Specialist, American Century Investments (2011 to 2018).

Cory J. Gossard Birth year: 1972	Chief Compliance Officer since May 2021	Director, PINE Advisor Solutions (2021 to present); Chief Compliance Officer, Vident Investment Advisory (2020); Chief Compliance Officer, SS&C ALPS (2014-2020).

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Please Keep this Supplement with Your Fund’s SAI for Future Reference